UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

HIGH INCOME FUND

FORM N-Q

APRIL 30, 2010

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 90.7%
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 0.2%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	$1,030,000	$1,058,325	( a)

Automobiles - 0.8%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	5,720,000	2,216,500	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	4,125,000	1,557,188	(b)

Total Automobiles				3,773,688

Diversified Consumer Services - 0.8%
Sotheby’s, Senior Notes	7.750%	6/15/15	1,060,000	1,083,850
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	2,769,000	2,928,217	(a)

Total Diversified Consumer Services				4,012,067

Hotels, Restaurants & Leisure - 8.3%
Ameristar Casinos Inc., Senior Notes	9.250%	6/1/14	1,390,000	1,466,450
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	580,000	522,000
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,735,000	1,669,937	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	3,000,000	2,685,000
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	1,050,000	1,102,500
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	1,760,000	1,262,800
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	3,134,000	2,773,590
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	1,561,000	1,467,340
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	2,850,000	3,120,750
Harrah’s Operating Co. Inc., Senior Secured Notes	12.750%	4/15/18	1,490,000	1,480,687	(a)
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	1,270,000	958,850	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	5,715,000	2,836,069	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	980,000	1,063,300	(a)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	2,575,000	2,497,750
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	95,000	95,831
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	690,000	658,950
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	185,000	203,500	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	445,000	507,856	(a)
MGM MIRAGE Inc., Senior Secured Notes	9.000%	3/15/20	1,300,000	1,371,500	(a)
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	2,135,000	2,172,362
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	660,000	597,300
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	2,200,000	2,354,000	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	290,000	276,950
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	2,380,000	2,653,700	(a)
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	440,000	460,900	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	1,610,000	1,690,500	(a)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	350,000	338,625
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	250,000	250,313	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	1,265,000	1,068,925
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	1,130,000	911,063	(a)(d)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	940,000	72,850	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	3,305,000	185,906	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	150,000	2,063	(b)(c)

Total Hotels, Restaurants & Leisure				40,780,117

Household Durables - 0.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	585,000	580,163
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	1,060,000	1,124,925	(a)
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	1,128,000	1,073,010

Total Household Durables				2,778,098

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Catalog Retail - 0.6%
Netflix Inc., Senior Notes	8.500%	11/15/17	$920,000	$984,400
QVC Inc., Senior Secured Notes	7.375%	10/15/20	1,725,000	1,759,500	(a)

Total Internet & Catalog Retail				2,743,900

Media - 5.9%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	750,000	753,750	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	1,220,000	1,244,400	(a)
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	590,000	603,275	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	1,019,587	1,228,602	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	770,000	935,550
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	2,600,000	2,658,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	2,020,000	2,075,550	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	2,500,000	2,487,500	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	2,795,000	3,172,325	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	1,040,000	1,021,800
CSC Holdings Inc., Senior Notes	8.500%	6/15/15	1,115,000	1,193,050	(a)
CSC Holdings Inc., Senior Notes	8.625%	2/15/19	290,000	318,275	(a)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	510,000	516,375
DISH DBS Corp., Senior Notes	7.875%	9/1/19	2,630,000	2,774,650
Live Nation Entertainment Inc., Senior Notes	8.125%	5/15/18	420,000	433,650	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	1,950,000	1,901,250
Sun Media Corp., Senior Notes	7.625%	2/15/13	1,785,000	1,771,613
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	2,035,000	2,258,850	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	690,000	731,400	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	460,000	507,150
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	560,000	600,600

Total Media				29,188,115

Multiline Retail - 0.6%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	1,814,577	1,869,014	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	1,295,000	1,204,350

Total Multiline Retail				3,073,364

Specialty Retail - 1.1%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	1,148,000	846,650	(a)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	780,000	856,050
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	4,220,000	3,929,875

Total Specialty Retail				5,632,575

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	2,705,000	3,043,125
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	680,000	700,400

Total Textiles, Apparel & Luxury Goods				3,743,525

TOTAL CONSUMER DISCRETIONARY				96,783,774

CONSUMER STAPLES - 1.2%
Food Products - 0.4%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	700,000	717,500	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	705,000	748,181	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	610,000	687,775	(a)

Total Food Products				2,153,456
Household Products - 0.2%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	965,000	1,003,600	(a)

Tobacco - 0.6%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	2,570,000	2,737,050	(a)

TOTAL CONSUMER STAPLES				5,894,106

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 14.0%
Energy Equipment & Services - 1.8%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	$1,905,000	$2,121,694
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,200,000	1,233,000
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	885,000	885,000
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	925,000	957,375	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	1,990,000	2,039,750
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,550,000	1,592,625	(a)

Total Energy Equipment & Services				8,829,444

Oil, Gas & Consumable Fuels - 12.2%
Adaro Indonesia PT, Notes	7.625%	10/22/19	420,000	442,596	(a)
Arch Coal Inc., Senior Notes	8.750%	8/1/16	1,260,000	1,348,200	(a)
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	720,000	712,800
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	4,500,000	4,297,500
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,195,000	1,329,438
Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	4,505,000	4,369,850
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	1,520,000	1,546,600
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,930,000	2,065,100	(a)
Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds	5.251%	4/15/49	3,590,911	3,070,229	(a)(d)(e)(f)
Crosstex EnergyLP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	880,000	919,600	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	1,275,000	1,373,813
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	360,000	361,030
El Paso Corp., Senior Notes	8.250%	2/15/16	80,000	87,200
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,300,000	1,353,635	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	665,000	643,492	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	70,000	46,306	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	2,230,000	2,319,200
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,450,000	1,511,625	(a)
Mariner Energy Inc., Senior Notes	7.500%	4/15/13	1,695,000	1,762,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	1,045,000	1,088,106
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,195,000	2,293,775	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	1,010,000	1,040,300	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	960,000	919,200
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	305,000	294,325
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,510,000	1,547,750
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	850,000	905,250
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	1,300,000	1,378,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	990,000	1,014,750
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	615,000	645,750
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	480,000	498,000
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	900,000	859,500	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	630,000	576,450	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,160,000	1,290,500
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,190,000	1,264,375
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	1,030,000	1,066,050
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,105,000	1,287,325
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	400,000	431,000
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	4,315,000	4,368,937	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	970,000	962,725
Teekay Corp., Senior Notes	8.500%	1/15/20	2,680,000	2,840,800
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,540,000	1,877,751

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	$1,715,000	$1,779,312
Total Oil, Gas & Consumable Fuels				59,790,945

TOTAL ENERGY				68,620,389

FINANCIALS - 15.2%
Capital Markets - 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	1,475,000	331,875	(b)

Commercial Banks - 1.2%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	940,000	782,427
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	550,000	556,187	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	100,000	98,875	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	700,000	735,000	(a)(d)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,750,000	1,750,000
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,020,000	1,035,300
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	720,000	821,171	(d)(g)

Total Commercial Banks				5,778,960

Consumer Finance - 5.0%
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	2,015,000	2,377,700	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	8,110,000	9,822,297
GMAC Inc., Senior Notes	7.500%	12/31/13	320,000	328,800
GMAC Inc., Senior Notes	8.300%	2/12/15	450,000	470,813	(a)
GMAC Inc., Senior Notes	8.000%	3/15/20	1,720,000	1,780,200	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	180,000	181,125
GMAC LLC, Debentures, zero coupon bond	0.000%	6/15/15	4,520,000	3,028,400
GMAC LLC, Senior Bonds, zero coupon bond	0.000%	12/1/12	1,310,000	1,099,018
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,495,000	1,495,985
SLM Corp., Senior Notes	8.000%	3/25/20	4,160,000	4,010,685

Total Consumer Finance				24,595,023

Diversified Financial Services - 7.2%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	1,500,000	1,507,500	(a)
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,630,000	1,597,400	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,150,000	1,387,187
CCM Merger Inc., Notes	8.000%	8/1/13	2,310,000	2,139,637	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	1,575,814	1,524,600
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	325,814	311,560
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,743,025	1,662,410
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	4,710,234	4,492,386
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	280,000	280,646
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,420,000	1,469,700	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,120,000	1,265,600	(a)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	3,000,000	2,889,906
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	1,650,000	1,533,253
International Lease Finance Corp., Notes	5.875%	5/1/13	500,000	472,406
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,320,000	1,313,400
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,805,000	1,874,944	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,900,000	1,999,750
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,430,000	1,458,600
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	740,000	764,050	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	100,000	109,250	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	2,211,000	2,428,655	(a)
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	1,200,000	1,230,000	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	$1,805,000	$1,795,975	(a)

Total Diversified Financial Services				35,508,815

Insurance - 0.6%
American International Group Inc., Junior Subordinated Notes	8.175%	5/15/58	870,000	760,162	(d)
American International Group Inc., Medium-Term Notes, Senior Notes	5.450%	5/18/17	395,000	364,197
American International Group Inc., Senior Notes	8.250%	8/15/18	1,440,000	1,538,662
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	610,000	639,478	(a)

Total Insurance				3,302,499

Real Estate Investment Trusts (REITs) - 0.1%
Host Hotels & Resorts, LP, Senior Notes	6.375%	3/15/15	445,000	449,450
Ventas Realty LP/Ventas Capital Corp., Senior Notes	6.500%	6/1/16	50,000	51,689

Total Real Estate Investment Trusts (REITs)				501,139

Real Estate Management & Development - 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,055,600	633,360	(a)(c)
Forest City Enterprises Inc., Senior Notes	6.500%	2/1/17	830,000	688,900
Realogy Corp., Senior Notes	10.500%	4/15/14	3,517,000	3,297,188
Realogy Corp., Senior Toggle Notes	11.000%	4/15/14	283,913	261,200	(e)

Total Real Estate Management & Development				4,880,648

TOTAL FINANCIALS				74,898,959

HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 0.5%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,080,000	1,193,400
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	855,000	944,775	(e)
Fresenius Medical Care Capital Trust IV, Senior Subordinated Notes	7.875%	6/15/11	170,000	179,350

Total Health Care Equipment & Supplies				2,317,525

Health Care Providers & Services - 4.7%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,210,000	1,225,125	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	3,630,000	3,475,725
HCA Inc., Notes	9.000%	12/15/14	270,000	280,125
HCA Inc., Notes	7.690%	6/15/25	573,000	550,080
HCA Inc., Senior Notes	6.300%	10/1/12	70,000	71,400
HCA Inc., Senior Secured Notes	9.625%	11/15/16	3,293,000	3,589,370	(e)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	2,420,000	2,610,575	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes	8.750%	6/15/14	408,000	421,260
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	3,728,000	4,263,900	(a)
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	1,050,000	903,000	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	715,000	713,212	(e)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	4,127,000	3,961,920	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,225,000	1,286,250

Total Health Care Providers & Services				23,351,942

Pharmaceuticals - 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	560,000	576,100	(a)

TOTAL HEALTH CARE				26,245,567

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.1%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	2,075,000	2,173,562	(a)
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	645,000	663,544	(a)
Triumph Group Inc., Senior Subordinated Notes	8.000%	11/15/17	410,000	412,050
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	1,915,000	2,003,569	(a)

Total Aerospace & Defense				5,252,725

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 2.2%
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	$1,115,192	$1,088,706
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	346,767	338,097
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	95,000	101,413	(f)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	5,095,000	5,107,737	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	1,645,000	1,645,000
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	265,830	263,171
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	640,000	678,400
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	279,313	266,744
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	670,000	712,713	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	560,000	589,400	(a)

Total Airlines				10,791,381

Building Products - 0.4%
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	1,697,511	1,841,799

Commercial Services & Supplies - 1.7%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,685,000	1,874,562	(a)
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	335,000	333,325	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	2,735,000	2,615,344	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	750,000	780,938	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	1,610,000	1,654,275	(a)
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	95,000	98,088
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	925,000	1,015,187	(a)

Total Commercial Services & Supplies				8,371,719

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	1,440,000	1,391,400	(a)

Marine - 0.5%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	2,640,000	2,682,900	(a)

Road & Rail - 1.6%
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	1,440,000	1,486,800
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	885,000	907,125
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	485,000	575,938
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	1,600,000	1,676,000	(a)
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	440,000	467,500
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,365,000	2,560,112

Total Road & Rail				7,673,475

Trading Companies & Distributors - 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	935,000	967,725	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	365,000	374,125	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,130,000	1,130,000

Total Trading Companies & Distributors				2,471,850

Transportation - 0.3%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	1,750,000	1,769,688	(a)

TOTAL INDUSTRIALS				42,246,937

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 1.5%
Jabil Circuit Inc., Senior Notes	7.750%	7/15/16	1,930,000	2,055,450
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	230,000	250,125
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	1,760,000	1,760,000	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	3,075,000	3,044,250

Total Electronic Equipment, Instruments & Components				7,109,825

IT Services - 1.3%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,480,350	1,532,162	(e)
First Data Corp., Senior Notes	10.550%	9/24/15	4,726,848	4,206,895	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	770,000	758,450	(a)

Total IT Services				6,497,507

Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	660,000	653,400

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	$950,000	$992,750	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	645,000	623,231
Freescale Semiconductor Inc., Senior Toggle Notes	9.875%	12/15/14	332,298	333,129	(e)

Total Semiconductors & Semiconductor Equipment				2,602,510

Software - 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	1,095,000	1,097,112

TOTAL INFORMATION TECHNOLOGY				17,306,954

MATERIALS - 9.0%
Chemicals - 2.3%
Ashland Inc., Senior Notes	9.125%	6/1/17	2,730,000	3,119,025	(a)
CF Industries Inc., Senior Notes	6.875%	5/1/18	210,000	219,450
CF Industries Inc., Senior Notes	7.125%	5/1/20	710,000	749,050
FMC Finance III SA, Senior Notes	6.875%	7/15/17	1,140,000	1,188,450
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,690,000	1,791,400	(a)
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	690,000	682,237	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	967,000	1,372,810	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	980,000	1,051,050
Solutia Inc., Senior Notes	7.875%	3/15/20	1,300,000	1,348,750

Total Chemicals				11,522,222

Containers & Packaging - 1.9%
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	1,840,000	1,833,100	(a)
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	1,195,000	1,180,063
BWAY Corp., Senior Subordinated Notes	10.000%	4/15/14	2,120,000	2,332,000
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	1,925,000	0	(b)(c)(f)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.500%	5/15/18	460,000	465,750	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,585,000	1,695,950
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	1,880,000	1,927,000	(a)

Total Containers & Packaging				9,433,863

Metals & Mining - 1.3%
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	3,715,000	4,049,350
Novelis Inc., Senior Notes	7.250%	2/15/15	276,000	273,240
Ryerson Holding Corp., Senior Discount Notes, zero coupon bond	0.000%	2/1/15	2,870,000	1,366,838	(a)(f )
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	370,000	451,400

Total Metals & Mining				6,140,828

Paper & Forest Products - 3.5%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	1,338,650	1,418,969	(a)(b)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	810,000	826,200	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,968,000	3,610,880	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	1,755,000	1,930,500	(a)
NewPage Corp., Senior Secured Notes	10.000%	5/1/12	25,000	18,313
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,275,000	2,348,937
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,525,000	1,399,188
Verso Paper Holdings LLC	11.375%	8/1/16	1,110,000	1,068,375
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	2,275,000	2,542,312	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	2,035,000	2,085,875

Total Paper & Forest Products				17,249,549

TOTAL MATERIALS				44,346,462

TELECOMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 4.7%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	930,000	1,016,025	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	695,000	562,950
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	1,170,000	117	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	500,000	523,750	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Intelsat Corp., Senior Notes	9.250%	8/15/14	$625,000	$650,000
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	5,000,000	5,225,000
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	515,000	549,762
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	150,000	163,125
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	2,405,000	2,609,425
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	880,000	874,500
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,010,000	999,900	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	660,000	710,325	(a)
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	1,870,000	2,014,925	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,500,000	1,560,000	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	2,630,000	2,820,675	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,210,000	1,273,525	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	1,565,000	1,609,994

Total Diversified Telecommunication Services				23,163,998

Wireless Telecommunication Services - 3.2%
ALLTEL Communications Inc., Senior Notes	10.375%	12/1/17	1,790,000	2,081,942	(a)(c)(e)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	1,330,000	1,386,525
Sprint Capital Corp., Senior Notes	7.625%	1/30/11	2,470,000	2,547,188
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	1,320,000	1,399,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,620,000	5,648,100
True Move Co., Ltd., Notes	10.750%	12/16/13	2,330,000	2,388,250	(a)

Total Wireless Telecommunication Services				15,451,205

TOTAL TELECOMMUNICATION SERVICES				38,615,203

UTILITIES - 6.3%
Electric Utilities - 0.4%
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	2,540,000	1,917,700

Gas Utilities - 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	40,000	47,249
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,270,000	1,301,750

Total Gas Utilities				1,348,999

Independent Power Producers & Energy Traders - 5.6%
AES Corp., Senior Notes	9.750%	4/15/16	665,000	729,837	(a)
AES Corp., Senior Notes	8.000%	10/15/17	730,000	755,550
AES Corp., Senior Notes	8.000%	6/1/20	1,940,000	1,998,200
Dynegy Inc., Bonds	7.670%	11/8/16	1,780,000	1,682,990
Edison Mission Energy, Senior Notes	7.750%	6/15/16	2,240,000	1,752,800
Edison Mission Energy, Senior Notes	7.200%	5/15/19	770,000	554,400
Edison Mission Energy, Senior Notes	7.625%	5/15/27	1,765,000	1,209,025
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	2,750,000	2,179,375
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	13,993,420	10,215,197	(e)
Mirant Americas Generation LLC, Senior Notes	8.500%	10/1/21	350,000	341,250
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	2,540,000	2,400,300
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	925,580	1,006,568
NRG Energy Inc., Senior Notes	7.375%	2/1/16	870,000	863,475
NRG Energy Inc., Senior Notes	7.375%	1/15/17	1,785,000	1,762,687

Total Independent Power Producers & Energy Traders				27,451,654

TOTAL UTILITIES				30,718,353

TOTAL CORPORATE BONDS & NOTES (Cost - $442,651,749)				445,676,704

COLLATERALIZED SENIOR LOANS - 3.5%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Allison Transmission Inc., Term Loan B	3.000 - 3.050%	7/12/10	2,698,559	2,586,307	(h)(i)

Media - 0.1%
Citadel Broadcasting Corp., Term Loan B	2.030%	5/28/10	250,000	243,542	(h)(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SuperMedia, Term Loan	11.000%	6/30/10	$384,769	$361,289	(h)(i)

Total Media				604,831

Specialty Retail - 0.2%
Michaels Stores Inc., Term Loan B1	2.500 - 2.625%	7/30/10	301,275	289,433	(h)(i)
Michaels Stores Inc., Term Loan B2	4.750 - 4.875%	7/30/10	405,448	400,491	(h)(i)

Total Specialty Retail				689,924

TOTAL CONSUMER DISCRETIONARY				3,881,062

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Turbo Beta Ltd., Term Loan	14.500%	5/13/10	2,943,312	2,648,981	(c)(h)(i)

FINANCIALS - 0.5%
Real Estate Management & Development - 0.5%
Realogy Corp., Term Loan	13.500%	10/15/10	2,000,000	2,256,250	(h)(i)

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.290%	6/30/10	67,483	58,109	(h)(i)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.273 - 2.290%	6/30/10	2,107,584	1,814,827	(h)(i)

Total Aerospace & Defense				1,872,936

Airlines - 0.3%
United Airlines Inc., Term Loan B	2.313 - 2.375%	7/28/10	1,527,927	1,411,041	(h)(i)

Trading Companies & Distributors - 0.1%
Penhall International Corp., Term Loan	9.442%	10/1/10	2,115,559	264,445	(h)(i)

TOTAL INDUSTRIALS				3,548,422

MATERIALS - 0.7%
Chemicals - 0.6%
Lyondell Chemical Co., Term Loan	5.799 - 6.560%	5/3/10	997,976	1,095,278	(h)(i)
Lyondell Chemical Co., Term Loan	3.748 - 7.000%	5/28/10	1,972,051	1,799,497	(h)(i)

Total Chemicals				2,894,775

Containers & Packaging - 0.1%
Berry Plastics Group Inc., Term Loan C	2.257%	6/15/10	496,164	464,809	(h)(i)

TOTAL MATERIALS				3,359,584

UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Energy Future Holdings, Term Loan B3	3.751 - 3.790%	6/30/10	1,885,166	1,540,861	(h)(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $16,901,996)				17,235,160

CONVERTIBLE BONDS & NOTES - 0.8%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management Inc., Senior Notes	4.000%	2/15/15	370,000	382,025
Ventas Inc., Senior Notes	3.875%	11/15/11	200,000	231,750	(a)

TOTAL FINANCIALS				613,775

INDUSTRIALS - 0.7%
Marine - 0.7%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	3,625,000	3,253,437

MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV, Subordinated Notes	4.875%	3/15/15	105,000	121,013	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,784,685)				3,988,225

			SHARES
COMMON STOCKS - 1.6%
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
Charter Communications Inc.			81,808	3,100,523	(f)
Charter Communications Inc., Class A Shares			34,474	1,306,565	*
Dex One Corp.			3,328	100,871	*
SuperMedia Inc.			4,515	202,723	*

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY			SHARES	VALUE
TOTAL CONSUMER DISCRETIONARY				4,710,682

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			12,083	$351,011	*

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
CIT Group Inc.			18,696	759,058	*

INDUSTRIALS - 0.0%
Building Products - 0.0%
Nortek Inc.			3,092	146,870	*

MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp.			77,585	1,593,596	*

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			1,571	2	*(c)

TOTAL COMMON STOCKS (Cost - $10,946,547)				7,561,219

	RATE	MATURITY DATE
CONVERTIBLE PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
Bank of America Corp.	7.250%		3,560	3,495,884
Citigroup Inc.	7.500%	12/15/12	18,600	2,451,852

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $5,429,019)				5,947,736

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.0%
Commercial Banks - 0.2%
Santander Finance Preferred SA Unipersonal	10.500%		29,000	787,930	(c)

Diversified Financial Services - 0.8%
Citigroup Capital XII	8.500%		157,300	4,115,361	*(d)

TOTAL FINANCIALS				4,903,291

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Centaur Funding Corp.	9.080%		450	496,266	(a)

TOTAL PREFERRED STOCKS (Cost - $5,233,003)				5,399,557

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	1,989	20	*(c)(f)
Charter Communications Inc.		11/30/14	3,790	22,740	*
Jazztel PLC		7/15/10	1,835	0	*(c)(f)
Nortek Inc.		12/7/14	3,691	9,227	*(f)
SemGroup Corp.		11/30/14	12,719	104,932	*(c)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(f)

TOTAL WARRANTS (Cost - $54,667)				136,919

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $485,001,666)				485,945,520

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government Agency - 0.0%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $232,867)	0.190%	8/19/10	$233,000	232,867	(j)(k)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreement - 0.9%
Morgan Stanley tri-party repurchase agreement dated 4/30/10; Proceeds at maturity - $4,269,064; (Fully collateralized by U.S. government agency obligations, 3.620% due 3/8/17; Market value - $4,400,090) (Cost -$4,269,000)	0.180%	5/3/10	$4,269,000	$4,269,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,501,867)				4,501,867

TOTAL INVESTMENTS - 99.8% (Cost - $489,503,533#)				490,447,387
Other Assets in Excess of Liabilities - 0.2%				1,046,473

TOTAL NET ASSETS - 100.0%				$491,493,860

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of April 30, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2010.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The date shown represents the last in a range of interest reset dates.

(i)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset High Income Fund (formerly known as Legg Mason Partners High Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of the business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$445,676,704	$0	*	$445,676,704
Collateralized senior loans	—	17,235,160	—		17,235,160
Convertible bonds & notes	—	3,988,225	—		3,988,225
Common stocks	$4,460,696	3,100,523	—		7,561,219
Convertible preferred stocks	5,947,736	—	—		5,947,736
Preferred stocks	787,930	4,611,627	—		5,399,557
Warrants	—	127,672	9,247		136,919

Total long-term investments	$11,196,362	$474,739,911	$9,247		$485,945,520

Short-term investments†	—	4,501,867	—		4,501,867

Total investments	$11,196,362	$479,241,778	$9,247		$490,447,387

Other financial instruments:
Futures contracts	$54,900	—	—		$54,900
Forward foreign currency contracts	—	$28,029	—		28,029

Total other financial instruments	$54,900	$28,029	—		$82,929

Total	$11,251,262	$479,269,807	$9,247		$490,530,316

†	See Schedule of Investments for additional detailed categorizations.
*	Value is less than $1.00.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES		COMMON STOCKS	PREFERRED STOCKS		WARRANTS	TOTAL
Balance as of July 31, 2009	$395,850	$0	*	$184	$0	*	$0 *	$396,034
Accrued premiums/discounts	100,383	—		—	—		—	100,383
Realized gain/(loss)(1)	(3,567,239)	(10,260,573)		(1,183,728)	(268,212)		(282,048)	(15,561,800)
Change in unrealized appreciation (depreciation)(2)	3,704,366	10,260,573		1,183,544	268,212		244,232	15,660,927
Net purchases (sales)	—	—		—	—		47,063	47,063
Transfers in/out of Level 3	(633,360)	—		—	—		—	(633,360)

Balance as of April 30, 2010	$0	—		—	—		$9,247	$9,247

Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2010(2)	—	—		—	—		$(37,813)	$(37,813)

(1)	This amount is included in net realized gain (loss) from investment transactions.
(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded

*	Value is less than $1.00.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(d) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that may be subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,552,051
Gross unrealized depreciation	(32,608,197)

Net unrealized appreciation	$943,854

At April 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:

U.S. Treasury Bonds	41	6/10	$4,900,047	$5,085,281	$185,234

Contracts to Sell:

U.S. Treasury 5-Year Notes	163	6/10	18,754,744	18,885,078	(130,334)

Net Unrealized Gain on Open Futures Contracts					$54,900

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	961,130	$1,279,762	5/18/10	$28,029

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at April 30, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$185,234	$(130,334)	—	—	$54,900
Foreign Exchange Contracts	—	—	$28,029	—	28,029
Other Contracts	—	—	—	—	—

Total	$185,234	$(130,334)	$28,029	—	$82,929

During the period ended April 30, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to sell)	$522,419
Futures contracts (to buy)	1,504,956
Futures contracts (to sell)	5,650,242

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund fulfills its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: June 28, 2010